OTHER OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME
Other income		$ 133,519
Subsidy from Government	$ 499,300
Other operating income	$ 499,300	$ 133,519